STOCK PLAN (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 664,208	$ 259,300
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 341,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			9 months 18 days
Fair value of option grant price per share			$ 1.17	$ 0.56
Expected dividend yield			0.00%	0.00%
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance			10,000,000
Exercise price	$ 3.00	$ 1.00
Options, vesting period	3 years	3 years
Aggregate fair value of stock options	$ 350,175	$ 287,487
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			4,815,000
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options to purchase common stock	300,000	500,000